General Information - POSCO HOLDINGS INC.'S Shareholders (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of details of shareholders [line items]
Number of shares	87,186,835	87,186,835	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	8,063,521
Ownership (%)	9.25%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	4,381,134
Ownership (%)	5.02%
Nippon Steel Corporation [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.32%
Government of Singapore(*1) [Member]
Disclosure of details of shareholders [line items]
Number of shares	3,827,263
Ownership (%)	4.39%
FMR LLC(*1) [Member] [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,274,323
Ownership (%)	2.61%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares	65,745,882
Ownership (%)	75.41%